Segment Reporting (Tables)	6 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Revenue by Geographic Location of the Company’s Revenue

The following table breaks down revenue by geographic location of the Company’s revenue. The geographical location is based on the location at which the goods is delivered to the customers.

	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	US$
Thailand	5,309,432	4,816,013	1,187,380
Malaysia	2,644,241	3,072,048	757,408
Switzerland	3,094,611	2,759,985	680,470
United States of America	36,126	87,531	21,581
Others (a)	86,613	258,180	63,653
	11,171,023	10,993,757	2,710,492

(a)	No revenue from other single country amounted to 3% or more of the Company’s revenue.